Employee benefits and sharebased payments (Details) - shares shares in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Employee benefits and sharebased payments
At the beginning	2,677,782	2,824,904	3,214,409
Additions	8,152,584
Distributed to beneficiaries	(824,065)	(147,122)	(389,505)
At the end	10,006,301	2,677,782	2,824,904